NUVEEN CORE BOND FUND

NUVEEN CORE PLUS BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN SHORT TERM BOND FUND

NUVEEN STRATEGIC INCOME FUND

SUPPLEMENT DATED JANUARY 20, 2015

TO THE PROSPECTUS DATED OCTOBER 31, 2014

Effective January 20, 2015, shares of Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen Inflation Protected Securities Fund, Nuveen Short Term Bond Fund and Nuveen Strategic Income Fund are being offered through another prospectus. Any references to Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen Inflation Protected Securities Fund, Nuveen Short Term Bond Fund and Nuveen Strategic Income Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-FINC5P-0115P